Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 14, 2025
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information for the
iShares Cohen & Steers REIT ETF (ICF) and iShares Large Cap Accelerated ETF (TWOX)
(each, a “Fund” and collectively, the “Funds”)
The following name changes for the Funds will be effective on April 17, 2025.

Current Fund Name	New Fund Name

iShares Cohen & Steers REIT ETF	iShares Select U.S. REIT ETF

iShares Large Cap Accelerated ETF	iShares Large Cap Accelerated Outcome ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Cohen & Steers REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 14, 2025
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information for the
iShares Cohen & Steers REIT ETF (ICF) and iShares Large Cap Accelerated ETF (TWOX)
(each, a “Fund” and collectively, the “Funds”)
The following name changes for the Funds will be effective on April 17, 2025.

Current Fund Name	New Fund Name

iShares Cohen & Steers REIT ETF	iShares Select U.S. REIT ETF

iShares Large Cap Accelerated ETF	iShares Large Cap Accelerated Outcome ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Large Cap Accelerated ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 14, 2025
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information for the
iShares Cohen & Steers REIT ETF (ICF) and iShares Large Cap Accelerated ETF (TWOX)
(each, a “Fund” and collectively, the “Funds”)
The following name changes for the Funds will be effective on April 17, 2025.

Current Fund Name	New Fund Name

iShares Cohen & Steers REIT ETF	iShares Select U.S. REIT ETF

iShares Large Cap Accelerated ETF	iShares Large Cap Accelerated Outcome ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.